Embedded Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Embedded Derivatives [Abstract]
Schedule of Movement of Embedded Derivatives

The following outlines the movement of the embedded derivative from December 31, 2023, to December 31, 2025:

($)
Balance at December 31, 2023	1,921
Change in fair value during the year	(612)
Balance at December 31, 2024	1,309
Change in fair value during the year	(483)
Exercise of Redemption Option	(826)
Balance at December 31, 2025	—